Parasnand Madho
Director
Corporate Actions & Market Watch

[redacted]

13003687

RECEIVED

DEC 09 2013

Washington, DC 20549

NYSE EURONEXT

December 9, 2013

001-36226

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Rudolph Technologies, Inc., Common Stock, $0.001 par value per share (including attached Series A Junior Participating Preferred Stock Purchase Rights), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 6, 2013. Tentative listing date – December 16, 2013.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com